Assets Held for Sale - Additional Information (Detail) - Vita Group [member] - Share Sell and Purchase Agreement [member] - Disposal Groups Classified as Held For Sale [member] - IMPE S.p.A. [member] - Classification of Assets as Held For Sale [member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2023	Jan. 08, 2021
Assets Held For Sale [Line Items]
Disposal group assets held for sale, consideration agreed		€ 8,202
Disposal group assets held for sale, last tranche	€ 1,100